Financial instruments (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Financial instruments
Balance, beginning of year	$ 601,715
Change in valuation of financing warrants	(445,216)
Share-based compensation expense on PSUs	(156,499)
Balance, ending	$ 0